Average Annual Total Returns - FidelityOTCPortfolio-AMCIZPRO - FidelityOTCPortfolio-AMCIZPRO - Fidelity OTC Portfolio	Oct. 04, 2024
Fidelity Advisor OTC Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	42.64%
Past 5 years	19.86%
Past 10 years	16.03%
Fidelity Advisor OTC Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	42.62%
Past 5 years	18.08%
Past 10 years	14.11%
Fidelity Advisor OTC Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.25%
Past 5 years	15.79%
Past 10 years	12.75%
NS004
Average Annual Return:
Past 1 year	44.64%
Past 5 years	18.75%
Past 10 years	14.80%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%